Jun. 01, 2022
Pzena Small Cap Value Fund
Pzena Small Cap Value Fund
Pzena Small Cap Value Fund
Investor Class PZVSX
Institutional Class PZISX

Supplement dated June 1, 2022 to the
Prospectus dated June 28, 2021, as supplemented

Effective June 1, 2022, the Board of Trustees of Advisors Series Trust approved an amendment to the Operating Expense Limitation Agreement between the Trust, on behalf of the Pzena Small Cap Value Fund (the “Fund”) and Pzena Investment Management, LLC (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the operating expense limit for the Fund from 1.10% to 1.00%.

The following disclosures in the Prospectus are hereby revised to reflect the change to the operating expense limit of the Fund:

Page 9 – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.32%	0.22%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	1.52%	1.17%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.17%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.32%	0.22%
Shareholder Servicing Plan Fee	0.10%	None
Total Annual Fund Operating Expenses(1)	1.52%	1.17%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.17%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.00%

The following replaces the expense example on Page 10 of the Prospectus:Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$464	$813	$1,798
Institutional Class	$102	$355	$627	$1,405

Please retain this Supplement with your Prospectus for future reference.